Leases - Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements Based On 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	¥ 49,528
2024	28,388
2025	6,134
Total undiscounted cash flows	84,050
Less: imputed interest	(4,101)
Operating lease liabilities current and non-current	79,949	¥ 70,449
Lease liabilities due within one year	46,426
Lease liabilities due after one year	33,523
Short-term lease commitment:
2023	¥ 25,322